INCOME TAX CREDIT (Schedule of Statutory Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax credit [Abstract]
Irish corporation tax		(12.50%)	12.50%	(12.50%)
Effect of current year net operating losses and temporary differences for which no deferred tax asset was recognised	[1]	11.66%	49.63%	24.13%
Effect of tax rates on overseas earnings		(7.76%)	(0.22%)	(9.92%)
Effect of Irish income taxable at higher tax rate		4.17%	98.68%	5.92%
Adjustments in respect of prior years		0.15%	(0.01%)	(10.66%)
R&D tax credits		(0.81%)	(79.22%)	(11.00%)
Other items	[2]	4.62%	(105.06%)	4.68%
Effective tax rate		(0.47%)	(23.70%)	(9.35%)

[1]	No deferred tax asset was recognised because there was no reversing deferred tax liability in the same jurisdiction. reversing in the same period and insufficient future projected taxable income in the same jurisdiction.
[2]	Other items comprise items not chargeable to tax/expenses not deductible for tax purposes. This was a significant number in 2021 because the US$4.7 million income from the Paycheck Protection Program loans was not chargeable for tax purposes. There is no Paycheck Protection Program income in 2022.